Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based on:		Net Income	Total Revenue
Year					Total Shareholder Return	Peer Group(5) Total Shareholder Return
2024	$18,082,345	$ 7,805,464	$ 5,688,559	$ 3,023,164	$20.12	$101.94	$(52,520,000)	$108,272,000
2023	1,249,826	(12,929)	1,009,950	622,506	21.47	116.26	(34,473,000)	145,378,000
2022	10,727,344	2,383,319	4,645,884	605,348	29.94	82.91	(53,428,000)	216,887,000
2021	12,197,174	5,857,632	8,744,031	4,489,920	90.71	131.24	(43,134,000)	242,433,000
2020	3,242,786	3,242,786	1,398,079	1,398,079	194.00(6)	134.46(6)	6,841,000	179,917,000

(1)	The Principal Executive Officer (PEO) for the reporting periods is Mr. John B. Wood, Chairman and Chief Executive Officer.
(2)
The calculations for compensation actually paid (for both PEO and NEOs) are set forth below the footnotes to this table. The year-end fair value of certain equity awards subject to performance conditions granted in the year and outstanding and unvested at the end of the year contained a materially different assumption regarding the probability (as of year-end) of meeting the performance conditions. At grant date, the Company assumed it was probable that the conditions would be met, and at year end the assumption had changed to not probable.

(3)
The Named Executive Officers (NEOs), other than the PEO, for 2024 were Messrs. Bendza, Griffin, Robbins, and Cooke. For 2023, the NEOs were Messrs. Bendza, Griffin, and Robbins. For 2022, the NEOs were: Messrs. Bendza, Robbins, Griffin and Brendan Malloy. For 2021, the NEOs were: Messrs. Bendza, Malloy, Griffin, Edward Williams, Jefferson Wright, and Ms. Michele Nakazawa. For 2020, the NEOs were Messrs. Williams, Wright, Malloy, and Ms. Nakazawa.

(4)
Average compensation actually paid to non-PEO NEOs in 2021 and 2022 is significantly impacted by a one-time equity award to Mark Griffin in 2021, valued at $29 million at the time of grant. Mr. Griffin’s award was granted to reflect his role in the creation of value in Telos ID as reflected in its purchase price in connection with our IPO, and to align his compensation with similarly-situated Company executives.

(5)
The Peer Group consists of Agilysys, Inc., A10 Networks, Inc., Qualys, Inc., Tenable Holdings, Inc., Varonis Systems, Inc., OneSpan, Inc., Mitek Systems, Inc., PagerDuty, Inc., Rapid7, Inc., LiveRamp Holdings, Inc., PROS Holdings, Inc., and Veritone, Inc. The Peer Group used to calculate Peer Group Total Shareholder Return in the prior fiscal year (“2023 Proxy Peers”) consisted of: CrowdStrike Holdings, Inc., LiveRamp Holdings, Inc., Okta, Inc., OneSpan, Inc., Qualys, Inc., Rapid7, Inc., Tenable Holdings, Inc., Varonis Systems, Inc., and ZScaler, Inc. The Total Shareholder Return, by year, for the 2023 Proxy Peers was: 2020 - $136.67; 2021 - $148.71; 2022 - $60.44; 2023 - $114.32; 2024 - $112.18. At page 26 of this Proxy Statement, we discuss the changes made to our compensation peer group and the rationale therefore, and incorporate that discussion herein. In addition, two companies that were included in the peer group for TSR calculation in the prior fiscal year (Perficient, Inc. and SecureWorks, Inc.) were not included in the 2023 Proxy Peers because they are no longer public companies and therefore were not included as a result of the application of pre-established objective criteria (the requirement to be a publicly-traded company). Three companies that were compensation peers in 2024 (Brightcove, Inc., Model N, Inc. and SecureWorks, Inc.) were not used to calculated TSR for the same reason.

(6)	From registration date, Nov 18, 2020, until year end.
Compensation actually paid or “CAP” are amounts calculated in accordance with applicable SEC rules and do not, necessarily, correlate to the total amount of cash or equity compensation that the executive actually realized or was paid during any fiscal year. The CAP is a calculation that includes, for example, the increase (or decrease) in value of certain elements of compensation (i.e., equity compensation) over the fiscal year, even if granted in a prior year. The amounts that the executive will ultimately receive with respect to these types of compensation (i.e., when and if the equity awards vest) are likely to be different from the amounts disclosed in this Pay versus Performance disclosure.

	PEO	Non-PEO NEO
	2024	2024
Summary Compensation Table Total	$18,082,345	$5,688,559
Reported Value of Equity Awards	(17,239,419)	(5,218,312)
Year End Fair Value of Equity Awards Granted during the Year that are Outstanding and Unvested at End of Year	6,945,244	2,549,643
Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at End of Year	—	(2,459)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	17,294	5,733
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—
Total Equity Award Adjustments	$ (10,276,881)	$ (2,665,395)
Reported Change in the Actuarial Present Value of Pension Benefits	—	—
Pension Benefit Adjustments	—	—
Compensation Actually Paid	$7,805,464	$3,023,164

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
(1)	The Principal Executive Officer (PEO) for the reporting periods is Mr. John B. Wood, Chairman and Chief Executive Officer.
(3)
The Named Executive Officers (NEOs), other than the PEO, for 2024 were Messrs. Bendza, Griffin, Robbins, and Cooke. For 2023, the NEOs were Messrs. Bendza, Griffin, and Robbins. For 2022, the NEOs were: Messrs. Bendza, Robbins, Griffin and Brendan Malloy. For 2021, the NEOs were: Messrs. Bendza, Malloy, Griffin, Edward Williams, Jefferson Wright, and Ms. Michele Nakazawa. For 2020, the NEOs were Messrs. Williams, Wright, Malloy, and Ms. Nakazawa.

Peer Group Issuers, Footnote
(5)
The Peer Group consists of Agilysys, Inc., A10 Networks, Inc., Qualys, Inc., Tenable Holdings, Inc., Varonis Systems, Inc., OneSpan, Inc., Mitek Systems, Inc., PagerDuty, Inc., Rapid7, Inc., LiveRamp Holdings, Inc., PROS Holdings, Inc., and Veritone, Inc. The Peer Group used to calculate Peer Group Total Shareholder Return in the prior fiscal year (“2023 Proxy Peers”) consisted of: CrowdStrike Holdings, Inc., LiveRamp Holdings, Inc., Okta, Inc., OneSpan, Inc., Qualys, Inc., Rapid7, Inc., Tenable Holdings, Inc., Varonis Systems, Inc., and ZScaler, Inc. The Total Shareholder Return, by year, for the 2023 Proxy Peers was: 2020 - $136.67; 2021 - $148.71; 2022 - $60.44; 2023 - $114.32; 2024 - $112.18. At page 26 of this Proxy Statement, we discuss the changes made to our compensation peer group and the rationale therefore, and incorporate that discussion herein. In addition, two companies that were included in the peer group for TSR calculation in the prior fiscal year (Perficient, Inc. and SecureWorks, Inc.) were not included in the 2023 Proxy Peers because they are no longer public companies and therefore were not included as a result of the application of pre-established objective criteria (the requirement to be a publicly-traded company). Three companies that were compensation peers in 2024 (Brightcove, Inc., Model N, Inc. and SecureWorks, Inc.) were not used to calculated TSR for the same reason.

Changed Peer Group, Footnote
(5)
The Peer Group consists of Agilysys, Inc., A10 Networks, Inc., Qualys, Inc., Tenable Holdings, Inc., Varonis Systems, Inc., OneSpan, Inc., Mitek Systems, Inc., PagerDuty, Inc., Rapid7, Inc., LiveRamp Holdings, Inc., PROS Holdings, Inc., and Veritone, Inc. The Peer Group used to calculate Peer Group Total Shareholder Return in the prior fiscal year (“2023 Proxy Peers”) consisted of: CrowdStrike Holdings, Inc., LiveRamp Holdings, Inc., Okta, Inc., OneSpan, Inc., Qualys, Inc., Rapid7, Inc., Tenable Holdings, Inc., Varonis Systems, Inc., and ZScaler, Inc. The Total Shareholder Return, by year, for the 2023 Proxy Peers was: 2020 - $136.67; 2021 - $148.71; 2022 - $60.44; 2023 - $114.32; 2024 - $112.18. At page 26 of this Proxy Statement, we discuss the changes made to our compensation peer group and the rationale therefore, and incorporate that discussion herein. In addition, two companies that were included in the peer group for TSR calculation in the prior fiscal year (Perficient, Inc. and SecureWorks, Inc.) were not included in the 2023 Proxy Peers because they are no longer public companies and therefore were not included as a result of the application of pre-established objective criteria (the requirement to be a publicly-traded company). Three companies that were compensation peers in 2024 (Brightcove, Inc., Model N, Inc. and SecureWorks, Inc.) were not used to calculated TSR for the same reason.

PEO Total Compensation Amount	$ 18,082,345	$ 1,249,826	$ 10,727,344	$ 12,197,174	$ 3,242,786
PEO Actually Paid Compensation Amount	$ 7,805,464	(12,929)	2,383,319	5,857,632	3,242,786
Adjustment To PEO Compensation, Footnote
Compensation actually paid or “CAP” are amounts calculated in accordance with applicable SEC rules and do not, necessarily, correlate to the total amount of cash or equity compensation that the executive actually realized or was paid during any fiscal year. The CAP is a calculation that includes, for example, the increase (or decrease) in value of certain elements of compensation (i.e., equity compensation) over the fiscal year, even if granted in a prior year. The amounts that the executive will ultimately receive with respect to these types of compensation (i.e., when and if the equity awards vest) are likely to be different from the amounts disclosed in this Pay versus Performance disclosure.

	PEO	Non-PEO NEO
	2024	2024
Summary Compensation Table Total	$18,082,345	$5,688,559
Reported Value of Equity Awards	(17,239,419)	(5,218,312)
Year End Fair Value of Equity Awards Granted during the Year that are Outstanding and Unvested at End of Year	6,945,244	2,549,643
Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at End of Year	—	(2,459)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	17,294	5,733
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—
Total Equity Award Adjustments	$ (10,276,881)	$ (2,665,395)
Reported Change in the Actuarial Present Value of Pension Benefits	—	—
Pension Benefit Adjustments	—	—
Compensation Actually Paid	$7,805,464	$3,023,164

Non-PEO NEO Average Total Compensation Amount	$ 5,688,559	1,009,950	4,645,884	8,744,031	1,398,079
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,023,164	622,506	605,348	4,489,920	1,398,079
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid or “CAP” are amounts calculated in accordance with applicable SEC rules and do not, necessarily, correlate to the total amount of cash or equity compensation that the executive actually realized or was paid during any fiscal year. The CAP is a calculation that includes, for example, the increase (or decrease) in value of certain elements of compensation (i.e., equity compensation) over the fiscal year, even if granted in a prior year. The amounts that the executive will ultimately receive with respect to these types of compensation (i.e., when and if the equity awards vest) are likely to be different from the amounts disclosed in this Pay versus Performance disclosure.

	PEO	Non-PEO NEO
	2024	2024
Summary Compensation Table Total	$18,082,345	$5,688,559
Reported Value of Equity Awards	(17,239,419)	(5,218,312)
Year End Fair Value of Equity Awards Granted during the Year that are Outstanding and Unvested at End of Year	6,945,244	2,549,643
Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at End of Year	—	(2,459)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	17,294	5,733
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—
Total Equity Award Adjustments	$ (10,276,881)	$ (2,665,395)
Reported Change in the Actuarial Present Value of Pension Benefits	—	—
Pension Benefit Adjustments	—	—
Compensation Actually Paid	$7,805,464	$3,023,164

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures for Linking Executive Pay to Company Performance
•	Total Revenue
•	Adjusted EBITDA(1)
•	Stock Price
(1)
Both EBITDA and Adjusted EBITDA are supplemental measures of operating performance that are not made under GAAP and do not represent, and should not be considered as, an alternative to net loss as determined by GAAP. We define EBITDA as net (loss) income attributable to Telos, adjusted for net (loss) income attributable to non-controlling interest, non-operating (income) expense, interest expense, provision for (benefit from) income taxes, and depreciation and amortization. We define Adjusted EBITDA as net income (loss), adjusted for non-operating expense/(income), interest expense, provision for/(benefit from) income taxes, depreciation and amortization, restructuring expenses and stock-based compensation expense.

In the Company’s opinion, Total Revenue is the single most important financial performance measure for linking executive pay to company performance, and is therefore the company-selected measure in the Pay versus Performance table above.

Total Shareholder Return Amount	$ 20.12	21.47	29.94	90.71	194
Peer Group Total Shareholder Return Amount	101.94	116.26	82.91	131.24	134.46
Net Income (Loss)	$ (52,520,000)	$ (34,473,000)	$ (53,428,000)	$ (43,134,000)	$ 6,841,000
Company Selected Measure Amount	108,272,000	145,378,000	216,887,000	242,433,000	179,917,000
PEO Name	Mr. John B. Wood	Mr. John B. Wood	Mr. John B. Wood	Mr. John B. Wood	Mr. John B. Wood
Previous Peer Group Total Shareholder Return Amount	$ 112.18	$ 114.32	$ 60.44	$ 148.71	$ 136.67
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(1)
Both EBITDA and Adjusted EBITDA are supplemental measures of operating performance that are not made under GAAP and do not represent, and should not be considered as, an alternative to net loss as determined by GAAP. We define EBITDA as net (loss) income attributable to Telos, adjusted for net (loss) income attributable to non-controlling interest, non-operating (income) expense, interest expense, provision for (benefit from) income taxes, and depreciation and amortization. We define Adjusted EBITDA as net income (loss), adjusted for non-operating expense/(income), interest expense, provision for/(benefit from) income taxes, depreciation and amortization, restructuring expenses and stock-based compensation expense.

Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,276,881)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,239,419)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,945,244
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,294
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,665,395)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,218,312)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,549,643
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,459)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,733
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Mark Griffin [Member] | One-Time Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 29,000,000